Value of Business Acquired (Tables)	12 Months Ended
Dec. 31, 2014
Changes to Value of Business Acquired

The following reflects the changes to the VOBA asset:

($ in thousands)	For the Period from April 1, 2014 Through December 31, 2014
Balance at beginning of period	$290,795
Business acquired	—
Amortized to expense during the year(1)	(38,987)
Adjustment for unrealized investment gains during the year	(20,287)

Balance at end of year	$231,521

(1)	Amount is included in Other Expenses on the Consolidated Statement of Operations and Other Comprehensive Income (Loss)

Estimated Percentage of VOBA Balance to Be Amortized	The following table provides estimated percentage of the VOBA balance to be amortized for the years indicated:

VOBA Amortization
2015	14%
2016	13%
2017	11%
2018	9%
2019 and thereafter	53%